Accounts And Revenues Receivable (Schedule Of Major Customers As A Percentage Of Revenue) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Company A [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue	35.00%		12.00%			[1]
Company B [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue	17.00%		15.00%			[1]
Company C [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue	14.00%		15.00%		12.00%
Company D [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue	10.00%			[1]		[1]
Company E [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue		[1]		[1]	20.00%
Company F [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue		[1]	27.00%		45.00%

[1]	Revenues from this customer were less than 10% in this year.